CALVERT GROUP
4550 MONTGOMERY AVENUE
BETHESDA, MD 20814

February 2, 2007

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Calvert Impact Fund, Inc. File numbers 333-44064 and 811-10045 Post-Effective Amendment No. 9 under the Securities Act of 1933 and No. 12 under the Investment Company Act of 1940

Ladies and Gentlemen:

In lieu of filing under paragraph (b) or (c) of Section 497, the above registrant is hereby filing a certification that:

(1) the form of statement of additional information that would have been filed under paragraph (b) or (c) of Section 497 would not have differed from those contained in the most recent registration statement (effective January 31, 2007); and

(2) the text of the most recent registration statement (effective January 31, 2007) has been filed electronically.

If you have questions or require further information, please contact me at 301-951-4858.

If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/ Ivy Wafford Duke
Ivy Wafford Duke
Associate General Counsel